Label	Element	Value
AB Taxable Multi-Sector Income Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Taxable Multi-Sector Income Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to generate income and price appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
*	The Examples do not include any fees paid at the wrap fee program or fee‑based account level.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund may invest in a broad range of securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including corporate and U.S. and non‑U.S. Government securities. The Fund may invest up to 50% of its assets in below investment grade bonds (“junk bonds”). The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term.
The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 50% of its assets in non‑U.S. Dollar‑denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may use leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements, forward contracts, and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swap agreements.
Currencies can have a dramatic effect on returns of non‑U.S. Dollar‑denominated fixed-income securities, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and fixed-income positions separately and may seek to hedge the currency exposure resulting from the Fund’s fixed-income securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•	how the Fund’s average annual returns for one year, five and ten years compare to those of a broad-based securities market index.
The performance information does not take into account charges associated with a separate account or wrap fee program or other investment program. If such charges were included, an investor’s return would be lower. The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one year, five and ten years compare to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s previous primary benchmark, the Bloomberg U.S. Aggregate ex Government Bond Index, which more closely reflects the market segments in which the Fund invests, is the Fund’s secondary benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Through June 30, 2024, the year‑to‑date unannualized return for the Fund’s shares was 2.01%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 3.35%, 2nd quarter, 2020; and Worst Quarter was down -2.33%, 1st quarter, 2022.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The primary broad-based index used for comparison with the Fund’s performance changed from the Bloomberg U.S. Aggregate ex Government Bond Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Bloomberg U.S. Aggregate ex Government Bond Index, which more closely reflects the market segments in which the Fund invests, is the Fund’s secondary benchmark.
AB Taxable Multi-Sector Income Shares | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Fund.
AB Taxable Multi-Sector Income Shares | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

AB Taxable Multi-Sector Income Shares | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

AB Taxable Multi-Sector Income Shares | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

AB Taxable Multi-Sector Income Shares | Duration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

AB Taxable Multi-Sector Income Shares | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

AB Taxable Multi-Sector Income Shares | Foreign Non US Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

AB Taxable Multi-Sector Income Shares | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

AB Taxable Multi-Sector Income Shares | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

AB Taxable Multi-Sector Income Shares | Municipal Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

AB Taxable Multi-Sector Income Shares | Below Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

AB Taxable Multi-Sector Income Shares | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

AB Taxable Multi-Sector Income Shares | Emerging Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

AB Taxable Multi-Sector Income Shares | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

AB Taxable Multi-Sector Income Shares | Mortgage Related and or Other Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

AB Taxable Multi-Sector Income Shares | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

AB Taxable Multi-Sector Income Shares | AB Taxable Multi-Sector Income Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	none	[2]
After 1 Year	rr_ExpenseExampleYear01	none
After 3 Years	rr_ExpenseExampleYear03	none
After 5 Years	rr_ExpenseExampleYear05	none
After 10 Years	rr_ExpenseExampleYear10	none
2014	rr_AnnualReturn2014	1.06%
2015	rr_AnnualReturn2015	0.78%
2016	rr_AnnualReturn2016	2.01%
2017	rr_AnnualReturn2017	1.75%
2018	rr_AnnualReturn2018	1.80%
2019	rr_AnnualReturn2019	5.23%
2020	rr_AnnualReturn2020	2.84%
2021	rr_AnnualReturn2021	0.36%
2022	rr_AnnualReturn2022	(2.95%)
2023	rr_AnnualReturn2023	6.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
1 Year	rr_AverageAnnualReturnYear01	6.09%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	1.87%
AB Taxable Multi-Sector Income Shares | Return After Taxes on Distributions | AB Taxable Multi-Sector Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.00%
AB Taxable Multi-Sector Income Shares | Return After Taxes on Distributions and Sales of Fund Shares | AB Taxable Multi-Sector Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	1.05%
AB Taxable Multi-Sector Income Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[3]
AB Taxable Multi-Sector Income Shares | Bloomberg U.S. Aggregate ex Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	2.14%

[1]
The Fund does not pay an advisory fee to AllianceBernstein L.P. (the “Adviser”) under the advisory agreement between AB Corporate Shares, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program or other similar fee‑based investment program sponsored and maintained by a registered investment adviser or broker-dealer and for which the Adviser is providing advisory and administrative and other similar services for compensation and (ii) institutional advisory clients of the Adviser. Such investors pay a wrap fee, advisory fee or other fee that covers advisory and administrative and other similar services, which fee is paid at the wrap fee program or fee‑based account level. Participants in a wrap fee program or other similar fee‑based investment program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.

[2]
Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund’s expenses included as “Other Expenses” of the Fund, except certain extraordinary expenses, taxes, brokerage fees and commissions and the costs of borrowing money and other leveraging methods, including interest expenses. This obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement.

[3]
The primary broad-based index used for comparison with the Fund’s performance changed from the Bloomberg U.S. Aggregate ex Government Bond Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Bloomberg U.S. Aggregate ex Government Bond Index, which more closely reflects the market segments in which the Fund invests, is the Fund’s secondary benchmark.